Average Annual Total Returns - Ashmore Emerging Markets Equity Fund	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class A MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class A MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class A MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C 1-Year		Class C 5-Year		Class C Since Inception		Class C Inception Date		Class C MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	30.02%	19.57%	5.86%	Jun. 22, 2011	29.29%	19.01%	5.54%	Jun. 22, 2011	18.25%	15.84%	4.63%	Jun. 22, 2011	18.31%	12.79%	4.01%	29.65%	19.24%	6.50%	Feb. 24, 2012	18.31%	12.79%	5.88%	28.70%	[1]	14.82%	[1]	5.78%	[1]	Aug. 24, 2012	[1]	18.31%	12.79%	4.69%

[1]	The Fund did not have any Class C shares outstanding from August 9, 2016 to March 3, 2017 (the “Gap Period”), but had Class C shares outstanding for all other periods shown. For the Gap Period, performance shown for Class C shares is derived from the historical performance of the Fund’s Class A shares during such period, adjusted to reflect the higher Distribution and/or Service (12b-1) Fees payable by Class C shares.